Right-of-Use Assets and Operating Lease Liabilities - Schedule of Lease Cost (Details)	6 Months Ended
	May 31, 2026 USD ($)	May 31, 2026 HKD ($)	May 31, 2025 HKD ($)	May 31, 2026 HKD ($)	Nov. 30, 2025 HKD ($)
Schedule of Lease Cost [Line Items]
Right-of-use assets	$ 53,438			$ 418,775	$ 666,475
Operating lease liabilities
Current	53,438			418,775	499,296
Non-current					167,179
Total operating lease liabilities	53,438			$ 418,775	$ 666,475
Amortization charge of right-of-use assets	31,608	$ 247,700	$ 434,250
Interest of lease liabilities	1,039	8,140	9,744
Cash paid for operating leases	$ 32,647	$ 255,840	$ 380,960
From March 15, 2025 to March 14, 2027 [Member]
Schedule of Lease Cost [Line Items]
Office at Unit 1203C, 12th Floor, Tower 1, Admiralty Centre, 18 Harcourt Road, Hong Kong	From March 15, 2025 to March 14, 2027	From March 15, 2025 to March 14, 2027